Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information
	Navios Partners Operations			Navios Containers Operations		Total
	Twelve Month Period Ended December 31, 2019	Twelve Month Period Ended December 31, 2018	Twelve Month Period Ended December 31, 2017	Period from April 28, 2017 to August 29, 2017	Eliminations for the Period from April 28, 2017 to August 29, 2017	Twelve Month Period Ended December 31, 2019	Twelve Month Period Ended December 31, 2018	Twelve Month Period Ended December 31, 2017
Revenue	$219,379	$231,361	$199,297	$12,355	—	$219,379	$231,361	$211,652
Management fees	(68,188)	(68,871)	(62,595)	(4,715)	—	(68,188)	(68,871)	(67,310)
Interest expense and finance cost, net	(45,254)	(42,766)	(37,647)	(767)	189	(45,254)	(42,766)	(38,225)
Depreciation and amortization	(53,255)	(58,334)	(67,885)	(4,875)	—	(53,255)	(58,334)	(72,760)
Net (loss)/ income	(62,134)	(13,081)	(15,089)	593	(355)	(62,134)	(13,081)	(14,851)
Total assets	1,253,517	1,314,133	1,305,302	—	—	1,253,517	1,314,133	1,305,302
Capital expenditures	(23,699)	(118,755)	(217,019)	(59,885)	—	(23,699)	(118,755)	(276,904)
Investment in affiliates	25,725	66,296	52,122	—	—	25,725	66,296	52,122
Cash and cash equivalents	23,354	58,590	24,047	—	—	23,354	58,590	24,047
Restricted cash	7,048	2,865	5,886	—	—	7,048	2,865	5,886
Long-term borrowings (including current and non-current portion), net	489,028	507,485	493,463	—	—	489,028	507,485	493,463

Revenue By Geographic Region
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Asia	$119,344	$120,660	$125,618
Europe	95,542	86,633	47,308
North America	3,118	17,862	20,307
Australia	1,375	6,206	18,419

Total	$219,379	$231,361	$211,652